UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05542

Name of Fund: BlackRock Income Trust, Inc. (BKT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Income Trust, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2012

Date of reporting period: 11/30/2011

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2011 (Unaudited)	BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Asset-Backed Securities — 1.9%
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF2, Class M2, 0.70%, 3/25/35 (a)	$5,890	$5,042,906
Freddie Mac Mortgage-Backed Securities, Series T-11, Class A9, 2.56%, 1/25/28 (a)	2,237	2,107,415
Securitized Asset-Backed Receivables LLC Trust, Series 2005-OP2, Class M1, 0.69%, 10/25/35 (a)	1,875	1,078,957
Small Business Administration Participation Certificates, Class 1:
Series 1996-20E, 7.60%, 5/01/16	136	147,434
Series 1996-20G, 7.70%, 7/01/16	204	220,668
Series 1996-20H, 7.25%, 8/01/16	262	282,752
Series 1996-20K, 6.95%, 11/01/16	421	458,110
Series 1997-20C, 7.15%, 3/01/17	161	176,005
		9,514,247
Interest Only Asset-Backed Securities — 0.2%
Small Business Administration, Series 1, 2.00%, 4/01/15	1,767	15,460
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (b)	4,664	362,941
Sterling Coofs Trust, Series 1, 2.36%, 4/15/29	8,101	635,426
		1,013,827
Total Asset-Backed Securities – 2.1%		10,528,074

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.0%
Collateralized Mortgage Obligation Trust, Series 40, Class R, 0.58%, 4/01/18	116	116
Countrywide Alternative Loan Trust, Series 2005-28CB, Class 1A5, 5.50%, 8/25/35	627	614,898

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Collateralized Mortgage Obligations (concluded)
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AR5, Class 22A, 5.50%, 10/25/21	$978	$936,797
Homebanc Mortgage Trust, Series 2005-4, Class A1, 0.53%, 10/25/35 (a)	3,088	1,942,563
JPMorgan Mortgage Trust, Series 2006-A7, Class 2A2, 3.02%, 1/25/37 (a)	398	260,340
Kidder Peabody Acceptance Corp., Series 1993-1, Class A6, 16.17%, 8/25/23 (a)	52	59,144
Residential Funding Securities LLC, Series 2003-RM2, Class AI5, 8.50%, 5/25/33	3,013	3,237,708
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-11, Class A, 2.61%, 8/25/34 (a)	1,398	1,200,570
WaMu Mortgage Pass-Through Certificates, Series 2006-AR1, Class 2A1C, 1.29%, 1/25/46 (a)	4,890	1,997,596
		10,249,732
Commercial Mortgage-Backed Securities — 0.7%
Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.54%, 1/15/49 (a)	2,420	2,473,954
First Union-Lehman Brothers Commercial Mortgage, Series 1997-C2, Class D, 7.12%, 11/18/29	1,295	1,309,456
		3,783,410
Interest Only Collateralized Mortgage Obligations — 1.0%
Bank of America Mortgage Securities Inc., Series 2003-3, Class 1AIO, 0.28%, 5/25/33 (a)	78,445	501,972
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 5/25/37	971	177,602
Collateralized Mortgage Obligation Trust, Series 42, Class R, 6,000.00%, 10/01/14	2	131

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced

BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2011	1

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Interest Only Collateralized Mortgage Obligations (concluded)
First Boston Mortgage Securities Corp., Series C, Class I-O, 10.97%, 4/25/17	$21	$3,335
GSMPS Mortgage Loan Trust, Series 1998-5, Class IO, 0.29%, 6/19/27 (a)(b)	4,596	104,089
IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 4AX, 0.17%, 1/25/37	100,414	496,045
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 3AX, 0.98%, 4/25/34	11,848	131,153
MASTR Alternative Loans Trust, Series 2003-9, Class 15X2, 6.00%, 1/25/19	570	85,458
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 1AX, 5.00%, 5/25/19	613	64,719
Sequoia Mortgage Trust, Series 2005-2, Class XA, 1.00%, 3/20/35 (a)	38,328	622,830
Structured Adjustable Rate Mortgage Loan Trust:
Series 2005-20, Class 3AX, 5.50%, 10/25/35	171	18,426
Series 2006-7, Class 3AS, 5.32%, 8/25/36 (a)	26,932	2,689,698
Vendee Mortgage Trust, Series 1999-2, Class 1IO, 0.04%, 5/15/29 (a)	55,336	96,440
		4,991,898
Interest Only Commercial Mortgage-Backed Securities — 0.0%
CS First Boston Mortgage Securities Corp., Series 1997-C1, Class AX, 1.36%, 6/20/29 (a)(b)	2,770	73,969
Morgan Stanley Capital I, Series 1997-HF1, Class X, 2.19%, 7/15/29 (a)(b)	8	1
		73,970
Principal Only Collateralized Mortgage Obligations — 0.7%
Countrywide Home Loan Mortgage Pass-Through Trust, Class PO:
Series 2003-26, 8/25/33	1,719	1,421,300
Series 2003-J4, 6/25/33	308	247,492
Series 2003-J5, 7/25/33	479	384,573
Series 2003-J8, 9/25/23	372	318,616
Drexel Burnham Lambert CMO Trust, Class 1:
Series K, 9/23/17	9	8,676
Series V, 9/01/18	33	32,419

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Principal Only Collateralized Mortgage Obligations (concluded)
MASTR Asset Securitization Trust, Series 2004-3, Class 4A15, 3/25/34	$74	$66,703
Residential Asset Securitization Trust, Series 2005-A15, Class 1A8, 2/25/36	847	734,528
Structured Mortgage Asset Residential Trust, Series 1993-3C, Class CX, 4/25/24	8	6,123
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-9, Class CP, 11/25/35	564	385,659
		3,606,089
Total Non-Agency Mortgage-Backed Securities – 4.4%		22,705,099

US Government Sponsored Agency Securities
Agency Obligations — 2.4%
Federal Housing Administration, General Motors Acceptance Corp. Projects, Series 56, Series 56, 7.43%, 11/01/22	213	213,233
Federal Housing Administration, Merrill Projects, Series 54, 7.43%, 5/15/23	2	1,957
Federal Housing Administration, Reilly Projects, Series 41, Series 41, 8.28%, 3/01/20	228	227,847
Federal Housing Administration, USGI Projects:
Series 87, 7.43%, 12/01/22	65	65,289
Series 99, 7.43%, 6/01/21	4,363	4,362,620
Series 99, 7.43%, 10/01/23	41	40,589
Series 99, 7.43%, 10/01/23	120	119,921
Resolution Funding Corp., 9.89%, 4/15/30 (c)	13,000	7,073,898
		12,105,354
Collateralized Mortgage Obligations — 11.8%
Fannie Mae Mortgage-Backed Securities:
Series 1991-46, Class S, 2.45%, 5/25/21 (a)	93	5,680
Series 1991-87, Class S, 25.94%, 8/25/21 (a)	47	70,100
Series 1993-247, Class SN, 10.00%, 12/25/23 (a)	398	431,919
Series 2003-32, Class VT, 6.00%, 9/25/15	2,852	2,880,347
Series 2003-135, Class PB, 6.00%, 1/25/34	12,264	14,225,209

BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2011	2

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)

US Government Sponsored Agency Securities	Par (000)		Value
Collateralized Mortgage Obligations (continued)
Fannie Mae Mortgage-Backed Securities (concluded):
Series 2004-29, Class HC, 7.50%, 7/25/30	$351		$357,718
Series 2004-31, Class ZG, 7.50%, 5/25/34	3,231		4,157,879
Series 2005-73, Class DS, 16.88%, 8/25/35 (a)	2,956		3,583,915
Series 2006-2, Class KP, 0.00%, 2/25/35 (a)	49		48,790
Series G-7, Class S, 16.87%, 3/25/21 (a)	—	(d)	4,350
Series G-17, Class S, 0.58%, 6/25/21 (a)	247		5,576
Series G-33, Class PV, 1.08%, 10/25/21	284		5,627
Series G-49, Class S, 5.55%, 12/25/21 (a)	—	(d)	1,946
Freddie Mac Mortgage-Backed Securities:
Series 19, Class F, 8.50%, 3/15/20	77		84,245
Series 19, Class R, 9.76%, 3/15/20	7		1,129
Series 40, Class K, 6.50%, 8/17/24	344		405,285
Series 75, Class R, 9.50%, 1/15/21	—	(d)	2
Series 75, Class RS, 26.53%, 1/15/21 (a)	—	(d)	2
Series 173, Class R, 9.00%, 11/15/21	12		12
Series 173, Class RS, 9.25%, 11/15/21 (a)	—	(d)	12
Series 192, Class U, 1.01%, 2/15/22 (a)	2		49
Series 1057, Class J, 1.01%, 3/15/21	94		1,930
Series 1160, Class F, 39.10%, 10/15/21 (a)	17		34,045
Series 1961, Class H, 6.50%, 5/15/12	—	(d)	38
Series 2218, Class Z, 8.50%, 3/15/30	5,240		6,066,714
Series 2542, Class UC, 6.00%, 12/15/22	7,702		8,438,548
Series 2758, Class KV, 5.50%, 5/15/23 (a)	9,318		10,678,455
Series 2861, Class AX, 10.43%, 9/15/34 (a)	208		223,574
Series 2927, Class BZ, 5.50%, 2/15/35	3,005		3,666,401
Ginnie Mae Mortgage-Backed Securities:
Series 1996-5, Class Z, 7.00%, 5/16/26	535		576,546

US Government Sponsored Agency Securities	Par (000)	Value
Collateralized Mortgage Obligations (concluded)
Ginnie Mae Mortgage-Backed Securities (concluded):
Series 2001-33, Class PB, 6.50%, 7/20/31	$881	$910,546
Series 2004-89, Class PE, 6.00%, 10/20/34	3,392	3,706,025
		60,572,614
Federal Deposit Insurance Corporation Guaranteed — 0.8%
Citigroup Funding, Inc., 1.88%, 10/22/12	3,800	3,859,987
Interest Only Collateralized Mortgage Obligations — 4.9%
Fannie Mae Mortgage-Backed Securities:
Series 7, Class 2, 8.50%, 4/01/17	4	592
Series 89, Class 2, 8.00%, 10/01/18	7	908
Series 94, Class 2, 9.50%, 8/01/21	3	556
Series 1990-123, Class M, 1.01%, 10/25/20	22	446
Series 1990-136, Class S, 0.02%, 11/25/20 (a)	11,396	15,490
Series 1991-99, Class L, 0.93%, 8/25/21	109	2,017
Series 1991-139, Class PT, 0.65%, 10/25/21	228	3,206
Series 1993-199, Class SB, 7.22%, 10/25/23 (a)	717	87,931
Series 1996-68, Class SC, 7.82%, 1/25/24 (a)	371	17,642
Series 1997-50, Class SI, 1.20%, 4/25/23 (a)	337	11,265
Series 1997-90, Class M, 6.00%, 1/25/28	5,658	934,436
Series 1999-W4, Class IO, 6.50%, 12/25/28	335	59,011
Series 2005-43, Class IC, 6.00%, 3/25/34	11	805
Series 2010-74, Class DI, IO, REMIC, 5.00%, 12/25/39	60,710	7,747,518
Series 2010-75, Class PI, 4.50%, 12/25/36	22,878	1,759,717
Series 2010-126, Class UI, 5.50%, 10/25/40	21,101	3,704,206
Series G-10, Class S, 1.08%, 5/25/21 (a)	516	10,195
Series G-12, Class S, 1.14%, 5/25/21 (a)	376	9,064
Series G-50, Class G, 1.16%, 12/25/21	38	115
Series G92-5, Class H, 9.00%, 1/25/22	79	13,509
Series G92-12, Class C, 1.02%, 2/25/22 (a)	236	4,201

BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2011	3

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)

US Government Sponsored Agency Securities	Par (000)		Value
Interest Only Collateralized Mortgage Obligations (concluded)
Freddie Mac Mortgage-Backed Securities:
Series G92-60, Class SB, 1.60%, 10/25/22 (a)	$238		$9,270
Series 176, Class M, 1.01%, 7/15/21	29		607
Series 200, Class R, 95.96%, 12/15/22 (a)	1		13
Series 1043, Class H, 0.04%, 2/15/21 (a)	8,294		17,682
Series 1054, Class I, 0.86%, 3/15/21 (a)	68		1,328
Series 1056, Class KD, 1.08%, 3/15/21	58		1,383
Series 1148, Class E, 1.17%, 10/15/21 (a)	166		3,256
Series 1914, Class PC, 0.75%, 12/15/11	1		—
Series 2545, Class NI, 5.50%, 3/15/22	89		805
Series 2559, Class IO, 0.50%, 8/15/30 (a)	193		2,548
Series 2611, Class QI, 5.50%, 9/15/32	3,534		463,136
Series 2949, Class IO, 5.50%, 3/15/35	614		41,464
Series 3744, Class PI, 4.00%, 6/15/39	20,958		3,349,169
Series 3745, Class IN, 4.00%, 1/15/35	47,101		5,393,721
Ginnie Mae Mortgage-Backed Securities, Series 2010-101, Class YT, 2.00%, 8/16/13	58,575		1,435,111
			25,102,323
Mortgage-Backed Securities — 118.4%
Fannie Mae Mortgage-Backed Securities:
3.50%, 12/15/41 (e)	7,000		7,138,907
4.00%, 1/01/41 – 12/15/41 (e)	30,191		31,489,302
4.50%, 9/01/25 – 12/15/41 (e)(f)(g)	198,217		211,423,717
5.00%, 1/01/23 - 12/15/41 (e)(g)	118,038		127,418,289
5.50%, 12/15/26 - 12/15/41 (e)(f)	130,159		141,985,347
5.97%, 8/01/16	3,045		3,481,017
6.00%, 12/15/41 (e)	21,800		23,894,845
6.50%, 12/01/37 - 10/01/39 (g)	45,242		50,340,874
7.50%, 2/01/22	—	(d)	118
9.50%, 1/01/19 - 9/01/19	3		2,820
Freddie Mac Mortgage-Backed Securities:
2.55%, 10/01/34 (a)	304		316,723
2.61%, 1/01/35 (a)	201		202,240
4.51%, 11/01/17 (a)	15		15,174
5.00%, 4/01/22 – 12/15/26 (f)	1,044		1,121,622
5.50%, 12/15/26 (e)	7,000		7,560,000
9.00%, 9/01/20 (f)	51		57,480

US Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities (concluded)
Ginnie Mae Mortgage-Backed Securities:
7.50%, 12/15/23	$218	$251,151
8.00%, 10/15/22 - 2/15/29	80	93,537
9.00%, 1/15/23 – 12/15/23	8	9,323
		606,802,486
Principal Only Collateralized Mortgage Obligations — 0.4%
Fannie Mae Mortgage-Backed Securities:
Series 203, Class 1, 2/01/23	19	18,149
Series 228, Class 1, 6/01/23	13	12,186
Series 1991-7, Class J, 2/25/21	19	16,910
Series 1993-51, Class E, 2/25/23	64	59,871
Series 1993-70, Class A, 5/25/23	10	9,321
Series 1999-W4, Class PO, 2/25/29	179	158,330
Series 2002-13, Class PR, 3/25/32	373	328,825
Series G93-2, Class KB, 1/25/23	158	141,808
Freddie Mac Mortgage-Backed Securities:
Series 1418, Class M, 11/15/22	69	63,340
Series 1571, Class G, 8/15/23	409	359,586
Series 1691, Class B, 3/15/24	924	855,052
Series 1739, Class B, 2/15/24	31	30,434
Series T-8, Class A10, 11/15/28	138	123,752
		2,177,564
Total US Government Sponsored Agency Securities – 138.7%		710,620,328

US Treasury Obligations
US Treasury Bonds:
6.25%, 8/15/23 (g)	3,320	4,677,050
4.38%, 5/15/40 (g)	36,985	46,566,408
4.38%, 5/15/41	1,220	1,539,487
3.13%, 11/15/41	2,920	2,955,130
US Treasury Notes:
2.13%, 2/29/16	2,540	2,688,232
1.50%, 6/30/16	1,050	1,081,172
1.00%, 8/31/16	4,865	4,890,843
1.00%, 10/31/16	295	296,014
0.88%, 11/30/16 (g)	3,750	3,735,645

BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2011	4

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)

US Treasury Obligations	Par (000)	Value
US Treasury Notes (concluded):
2.25%, 7/31/18	$3,375	$3,549,022
2.63%, 8/15/20 (f)	1,455	1,543,550
2.13%, 8/15/21 (g)	19,700	19,833,901
2.00%, 11/15/21 (g)	6,000	5,962,500
4.50%, 8/15/39	330	423,019
3.75%, 8/15/41 (g)	19,140	21,777,722
Total US Treasury Obligations – 23.7%		121,519,695
Total Long-Term Investments (Cost – $843,725,371) – 168.9%		865,373,196

Short-Term Securities
Borrowed Bond Agreements - 2.3%
BNP Paribas SA:
0.10%, Open [1]	943	943,000
0.08%, Open [1]	7,059	7,058,906
Credit Suisse Securities (USA) LLC, 0.04%, Open [1]	3,774	3,774,413
		11,776,319

	Shares
Money Market Fund – 0.4%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.13% (h)(i)	1,849,713	1,849,713
Total Short-Term Securities (Cost – $13,626,032) – 2.7%		13,626,032

Options Purchased	Contracts
Exchange-Traded Put Options — 0.0%
Eurodollar 1-year Mid-Curve Options:
Strike Price $99, Expires 1/13/12	137	9,419
Strike Price $99, Expires 3/16/12	300	41,250
		50,669

Options Purchased	Notional Amount (000)	Value
Over-the-Counter Call Swaptions — 0.3%
Receive a fixed rate of 5.47% and pay a floating rate based on 3-month LIBOR, Expires 5/19/12, Broker Bank of America NA	$6,200	$1,762,924
Over-the-Counter Put Swaptions — 0.0%
Pay a fixed rate of 5.47% and receive a floating rate based on 3-month LIBOR, Expires 5/19/12, Broker Bank of America NA	6,200	160
Total Options Purchased (Cost – $614,487) – 0.3%		1,813,753
Total Investments Before Borrowed Bonds, TBA Sale Commitments and Options Written (Cost – $857,965,890*) – 171.9%		880,812,981

Borrowed Bonds	Par (000)
US Treasury Notes:
1.25%, 2/15/14	920	(939,263)
2.13%, 2/29/16	9,385	(9,932,699)
1.50%, 6/30/16	1,050	(1,081,173)
1.00%, 8/31/16	4,865	(4,890,843)
1.00%, 10/31/16	4,060	(4,073,958)
Total Borrowed Bonds (Proceeds – $20,243,095) – (4.1)%		(20,917,936)

TBA Sale Commitments (e)
Fannie Mae Mortgage-Backed Securities:
4.50%, 12/15/41	15,100	(16,055,546)
5.00%, 12/15/41	1,100	(1,179,922)
Freddie Mac Mortgage-Backed Securities, 5.00%, 12/15/26	1,000	(1,068,125)
Total TBA Sale Commitments (Proceeds – $18,279,781) – (3.6)%		(18,303,593)

BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2011	5

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)

Options Written	Notional Amount (000)	Value
Over-the-Counter Call Swaptions — (0.3)%
Pay a fixed rate of 5.33% and receive a floating rate based on 3-month LIBOR, Expires 7/17/13, Broker JPMorgan Chase Bank NA	$11,100	$(1,725,468)
Over-the-Counter Put Swaptions — 0.0%
Receive a fixed rate of 5.33% and pay a floating rate based on 3-month LIBOR, Expires 7/17/13, Broker JPMorgan Chase Bank NA	11,100	(17,270)
Total Options Written (Premiums Received – $706,515) – (0.3)%		(1,742,738)
Total Investments, Net of TBA Sale Commitments, Options Written and Borrowed Bonds - 163.9%		839,848,714
Liabilities in Excess of Other Assets – (63.9)%		(327,517,549)
Net Assets – 100.0%		$512,331,165

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$857,952,939
Gross unrealized appreciation	$42,884,983
Gross unrealized depreciation	(20,024,941)
Net unrealized appreciation	$22,860,042

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	Amount is less than $500.

(e)	Represents or includes a TBA transaction. Unsettled TBA transactions as of November 30, 2011 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Citigroup Global Markets, Inc.	$3,875,406	$2,969
Credit Suisse International	$136,053,941	$182,707
Goldman Sachs & Co.	$7,560,000	$3,281
Greenwich Financial Services	$4,760,937	$(688)
JPMorgan Chase Securities, Inc.	$22,510,642	$41,548
UBS AG	$(17,235,468)	$(19,437)

(f)	All or a portion of security has been pledged as collateral in connection with swaps.

(g)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(h)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at November 30, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	3,958,025	(2,108,312)	1,849,713	$1,853

(i)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2011	6

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)

•	Reverse repurchase agreements outstanding as of November 30, 2011 were as follows:
	Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount
	Barclays Capital, Inc.	0.08%	10/25/11	Open	$4,669,134	$4,668,750
	Deutsche Bank Securities, Inc.	0.24%	11/14/11	12/12/11	68,312,107	68,304,365
	Deutsche Bank Securities, Inc.	0.24%	11/16/11	12/12/11	31,190,119	31,187,000
	Merrill Lynch & Co., Inc.	0.13%	11/16/11	Open	36,486,845	36,484,869
	Credit Suisse Securities (USA) LLC	0.13%	11/29/11	Open	10,310,074	10,310,000
	BNP Paribas	0.10%	11/30/11	12/01/11	22,369,937	22,369,875
	BNP Paribas	0.13%	11/30/11	12/01/11	10,124,662	10,124,625
	Credit Suisse Securities (USA) LLC	0.01%	11/30/11	12/01/11	4,505,626	4,505,625
	Credit Suisse Securities (USA) LLC	0.12%	11/30/11	12/01/11	4,080,014	4,080,000
	Total				$192,048,518	$192,035,109

	[1] Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts purchased as of November 30, 2011 were as follows:
	Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
	82	5-Year US Treasury Note	Chicago Board of Trade	March 2012	$10,056,531	$(3,524)
	143	90-Day Euro Dollar	Chicago Mercantile	March 2012	$35,535,500	143,394
	44	Ultra Long US Treasury Bond	Chicago Board of Trade	March 2012	$6,839,250	(25,177)
	155	90-Day Euro Dollar	Chicago Mercantile	June 2012	$38,502,000	129,123
	169	90-Day Euro Dollar	Chicago Mercantile	September 2012	$41,973,263	318,948
	98	90-Day Euro Dollar	Chicago Mercantile	December 2012	$24,337,075	106,929
	70	90-Day Euro Dollar	Chicago Mercantile	March 2013	$17,381,000	265,045
	96	90-Day Euro Dollar	Chicago Mercantile	June 2013	$23,827,200	219,045
	90	90-Day Euro Dollar	Chicago Mercantile	September 2013	$22,324,500	381,165
	57	90-Day Euro Dollar	Chicago Mercantile	December 2013	$14,124,600	301,506
	26	90-Day Euro Dollar	Chicago Mercantile	March 2014	$6,434,350	144,828
	Total					$1,981,282

•	Financial futures contracts sold as of November 30, 2011 were as follows:
	Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
	151	90-Day Euro Dollar	Chicago Mercantile	December 2011	$37,548,981	$(104,278)
	74	2-Year US Treasury Note	Chicago Board of Trade	December 2011	$16,307,750	420
	163	5-Year US Treasury Note	Chicago Board of Trade	December 2011	$20,050,274	5,338
	9	30-Year US Treasury Bond	Chicago Board of Trade	December 2011	$1,274,625	264
	1,576	10-Year US Treasury Note	Chicago Board of Trade	March 2012	$203,845,750	500,761
	121	2-Year US Treasury Note	Chicago Board of Trade	March 2012	$26,680,500	(17,246)
	62	30-Year US Treasury Bond	Chicago Board of Trade	March 2012	$8,765,250	98,336
	Total					$483,595

BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2011	7

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

•	Interest rate swaps outstanding as of November 30, 2011 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
0.83%(a)	3-month LIBOR	Deutsche Bank Securities, Inc.	7/27/12	$34,800	$(59,415)
4.88%(b)	3-month LIBOR	UBS AG	3/21/15	$25,000	3,280,131
4.87%(b)	3-month LIBOR	Goldman Sachs & Co.	1/25/16	$5,500	847,732
2.81%(b)	3-month LIBOR	Citibank NA	2/06/16	$20,000	1,413,947
5.72%(b)	3-month LIBOR	JPMorgan Chase & Co.	7/14/16	$5,400	1,099,822
1.22%(a)	3-month LIBOR	Deutsche Bank Securities, Inc.	10/06/16	$6,400	15,244
5.51%(b)	3-month LIBOR	Bank of America NA	8/03/17	$95,147	20,986,351
5.88%(a)	3-month LIBOR	Deutsche Bank Securities, Inc.	6/25/18	$31,930	(7,945,617)
4.55%(a)	3-month LIBOR	Citibank NA	9/26/18	$41,600	(7,591,469)
4.31%(a)	3-month LIBOR	Deutsche Bank Securities, Inc. C	10/01/18	$66,000	(11,044,106)
3.09%(a)	3-month LIBOR	Deutsche Bank Securities, Inc.	3/09/19	$25,700	(2,241,373)
3.17%(b)	3-month LIBOR	Bank of America NA	3/18/19	$4,700	433,623
2.88%(b)	3-month LIBOR	Deutsche Bank Securities, Inc.	4/01/19	$39,700	2,866,296
3.23%(a)	3-month LIBOR	Deutsche Bank Securities, Inc.	5/19/19	$2,800	(270,418)
3.90%(a)	3-month LIBOR	Barclays PLC	6/05/19	$20,000	(2,885,146)
3.55%(a)	3-month LIBOR	Deutsche Bank Securities, Inc.	8/18/19	$15,000	(1,921,817)
5.49%(a)	3-month LIBOR	JPMorgan Chase & Co.	10/28/19	$1,400	(328,829)
3.67%(b)	3-month LIBOR	Deutsche Bank Securities, Inc.	12/21/19	$2,000	258,666
5.67%(a)	3-month LIBOR	Citigroup Global Markets, Inc.	1/06/20	$12,400	(2,976,081)
3.88%(b)	3-month LIBOR	Morgan Stanley & Co., Inc.	1/07/20	$7,600	1,107,341
3.71%(a)	3-month LIBOR	Deutsche Bank Securities, Inc.	2/11/20	$6,200	(822,031)
3.73%(b)	3-month LIBOR	Morgan Stanley & Co., Inc.	5/05/20	$28,000	3,785,637
3.43%(b)	3-month LIBOR	JPMorgan Chase & Co.	3/28/21	$7,000	1,086,058
5.41%(b)	3-month LIBOR	JPMorgan Chase & Co.	8/15/22	$9,565	2,908,982
Total					$2,003,528

(a)	Pays fixed interest rate and receives floating rate.

(b)	Pays floating interest rate and receives fixed rate.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2011	8

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of November 30, 2011 in determining the fair valuation of the Trusts’ investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$9,514,247	$1,013,827	$10,528,074
Non-Agency Mortgage- Backed Securities	—	18,746,698	3,958,401	22,705,099
US Government Sponsored Agency Securities	—	705,587,702	5,032,626	710,620,328
US Treasury Obligations	—	121,519,695	—	121,519,695
Short-Term Securities:
Borrowed Bonds Agreements	—	11,776,319	—	11,776,319
Money Market Funds	1,849,713	—	—	1,849,713
Liabilities:
Investments:
Long-Term Investments:
Borrowed Bonds	—	(20,917,936)	—	(20,917,936)
TBA Sale Commitments	—	(18,303,593)	—	(18,303,593)
Total	$1,849,713	$827,923,132	$10,004,854	$839,777,699

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$2,665,770	$41,852,915	—	$44,518,685
Liabilities:
Interest rate contracts	(150,225)	(39,829,040)	—	(39,979,265)
Total	$2,515,545	$2,023,875	—	$4,539,420

[1]

Derivative financial instruments are swaps, financial futures contracts, interest rate floors and options. Swaps and financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument and interest rate floors and options are shown at value.

BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2011	9

Schedule of Investments (concluded)	BlackRock Income Trust, Inc. (BKT)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Asset-Backed Securities	Non-Agency Mortgage-Backed Securities	US Government Sponsored Agency Securities	Total
Assets:
Balance, as of August 31, 2011	$1,038,628	$4,432,527	$5,096,285	$10,567,440
Accrued discounts/premiums	(46,525)	98,734	256	52,464
Realized gain (loss)	(11,668)	(276)	(2,561)	(14,504)
Change in unrealized appreciation/depreciation[2]	33,392	(445,725)	5,615	(406,718)
Purchases	—	—	—	—
Sales	—	(126,859)	(66,969)	(193,829)
Transfers in3	—	—	—	—
Transfers out[3]	—	—	—	—
Balance, as of November 30, 2011	$1,013,827	$3,958,401	$5,032,626	$10,004,854

[2]	The change in unrealized appreciation/depreciation on securities still held on November 30, 2011 was $(406,717).

[3]

The Trust’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivatives at the beginning and/or end of the period in relation to net assets.

BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2011	10

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Income Trust, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Income Trust, Inc.

Date: January 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Income Trust, Inc.

Date: January 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Income Trust, Inc.

Date: January 23, 2012